Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements
The following table sets forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and September 30, 2020 and on a
non-recurring
basis as of December 31, 2019 and September 30, 2020:

		Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/(Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2019:
Short-term investments
Available-for-sale debt securities		890,459

Held-to-maturity debt securities		3,688,854

Long-term investments
Available-for-sale debt security			10,259

Held-to-maturity debt securities		490,799

Prepayment and other assets
Option to purchase equity interests of a listed company			14

Convertible senior notes		14,142,006

As of September 30, 2020:
Short-term investments
Available-for-sale debt securities		791,593

Held-to-maturity debt securities		2,812,298

Long-term investments
Held-to-maturity debt securities		495,533

Convertible senior notes		13,280,458

Non-recurring
As of December 31, 2019:
Long-term investments			—	(169,374)

Intangible assets, net			72,302	(99,096)

Equity investments at fair value without readily determinable fair value			44,198	7,024

As of September 30, 2020:
Long-term investments			—	(73,199)	(10,781)

Equity investments at fair value without readily determinable fair value			101,594	38,100	5,612

Fixed assets			—	(95,111)	(14,008)
Prepayments and other assets			110,000	(48,423)	(7,132)

		Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/(Losses)
	RMB	RMB	RMB	RMB	US$
Mainland China film group – Licensed copyrights as of March 31, 2020			7,186,037	(390,299)	(57,485)

Mainland China film group – Produced content as of March 31, 2020			4,124,114	(209,701)	(30,886)

Produced content monetized on its own			29,907	(186,933)	(27,532)

The valuation technique and significant unobservable inputs (Level 3) utilized to determine the fair value of the Mainland China film group	The valuation technique and significant unobservable inputs (Level 3) utilized to determine the fair value of the Mainland China film group are as follows:

Asset	Valuation technique	Unobservable inputs	Range
Mainland China film group	Discounted cash flow	Costs and operating expenses attributable to the film group as a percentage of revenue	32%-37%
		Discount rate	15%